UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2008
                                               ---------------


Check here if Amendment [    ]; Amendment Number:   1
                                                   --
This Amendment (Check only one.):       [X] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

        Signature                        Place                   Date of Signing
 /S/ JEFFREY L. BERKOWITZ             NEW YORK, NY               AUGUST 18, 2008
 ------------------------          ----------------              ---------------




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              54
                                                     --

Form 13F Information Table Value Total:          $ 356,525
                                                (thousands)




List of Other Included Managers:

None

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                              AMOUNT & TYPE OF SECURITY                           VOTING AUTHORITY

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X1000) PRN AMOUNT   PRN CALL  DISCRETION   MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                         SPONSORED ADR   000375204     13,877        4,900       CALL   Sole
ARKANSAS BEST CORP-DEL          CL A            040790107      1,832          500       PUT    Sole
BLOCKBUSTER INC CLASS A         CL A            093679108      8,072       32,287       CALL   Sole
BLOCKBUSTER INC CLASS A         CL A            093679108      6,000    2,400,000 SH           Sole                2,400,000
COMSCORE INC                    COM             20564W105      2,182          100       CALL   Sole
COMSCORE INC                    COM             20564W105      4,910      225,000 SH           Sole                  225,000
DECKERS OUTDOOR CORP            COM             243537107      1,392       10,000 SH           Sole                   10,000
DECKERS OUTDOOR CORP            COM             243537107      2,784          200       PUT    Sole
EMC CORP-MASS                   COM             268648102      2,571        1,750       CALL   Sole
FIRST SOLAR INC                 COM             336433107      2,728          100       CALL   Sole
FOREIGN FUND INC-
  GERMANY INDEX                 COM             464286806     10,746        3,650       PUT    Sole
FREEPORT MCMORAN COPPER &       COM             35671D857      2,344          200       CALL   Sole
GENERAL CABLE CORP-DEL NEW      COM             369300108      1,826          300       CALL   Sole
GOLDMAN SACHS GROUP INC         COM             38141G104     10,494          600       PUT    Sole
HSBC HOLDINGS PLC SPONS ADR     COM             404280406      6,136          800       PUT    Sole
INTL BUSINESS MACHINES CORP     COM             459200101      5,927          500       CALL   Sole
JA SOLAR HOLDINGS CO LTD        COM             466090107      1,264       75,000 SH           Sole                   75,000
LAS VEGAS SANDS CORP            COM             517834107        949          200       CALL   Sole
LEHMAN BROTHERS HOLDINGS INC    COM             524908100      1,486          750       CALL   Sole
MARVEL ENTERPRISES INC          COM             57383T103      1,607          500       CALL   Sole
MARVEL ENTERPRISES INC          COM             57383T103        804          250       PUT    Sole
MASTERCARD INC                  COM             57636Q104      7,966          300       PUT    Sole
MEMC ELECTRONIC MATERIALS INC   COM             552715104      1,539          250       CALL   Sole
MEMC ELECTRONIC MATERIALS INC   COM             552715104      3,077       50,000 SH           Sole                   50,000
MEMC ELECTRONIC MATERIALS INC   COM             552715104      4,923          800       PUT    Sole
MERRILL LYNCH & CO INC          COM             590188108      2,854          900       PUT    Sole
MOHAWK INDUSTRIES INC           COM             608190104      2,885          450       PUT    Sole
MULTI-FINELINE ELECTRONIX INC   COM             62541B101      2,767        1,000       CALL   Sole
MULTI-FINELINE ELECTRONIX INC   COM             62541B101        830       30,000 SH           Sole                   30,000
MULTI-FINELINE ELECTRONIX INC   COM             62541B101      1,384          500       PUT    Sole
NETLOGIC MICROSYSTEMS INC       COM             64118B100      2,656          800       CALL   Sole
NOKIA CORP-SPONSORED ADR        COM             654902204      8,575        3,500       CALL   Sole
NOKIA CORP-SPONSORED ADR        COM             654902204      7,350      300,000 SH           Sole                  300,000
PALM INC                        COM             696643105      7,135       13,238       CALL   Sole
PALM INC                        COM             696643105         54       10,000 SH           Sole                   10,000
POTASH CORP                     COM             73755L107      3,429          150       PUT    Sole
POWERSHARES QQQ TRUST           COM             73935A104     37,265        8,250       PUT    Sole
PRICELINE COM INC               COM             741503403      2,309          200       PUT    Sole
QUALCOMM INC                    COM             747525103      3,993          900       CALL   Sole
S&P DEPOSITARY RECEIPTS (SPDR)  COM             78462F103     12,798        1,000       CALL   Sole
S&P DEPOSITARY RECEIPTS (SPDR)  COM             78462F103     81,267        6,350       PUT    Sole
SAKS INC                        COM             79377W108        485          442       CALL   Sole
SALESFORCE COM INC              COM             79466L302     15,693        2,300       PUT    Sole
SIRF TECHNOLOGY HOLDINGS INC    COM             82967H101        477        1,104       CALL   Sole
SOHU COM INC                    COM             83408W103      7,044        1,000       CALL   Sole
SYNCHRONOSS TECHNOLOGIES INC    COM             87157B103      2,257        2,500       CALL   Sole
THQ INCE                        COM NEW         872443403      2,533      125,000 SH           Sole                  125,000
UNION PACIFIC  CORP             COM             907818108      3,020          400       PUT    Sole
VALUECLICK INC                  COM             92046N102      5,303        3,500       CALL   Sole
VMWARE INC CL A                 COM             928563402     14,542        2,700       PUT    Sole
WHIRLPOOL CORP                  COM             963320106     12,037        1,950       PUT    Sole
YAHOO INC                       COM             984332106      3,620        1,752       CALL   Sole
YINGLI GREEN ENERGY HLDG CO     COM             98584B103      2,776        1,744       CALL   Sole
YINGLI GREEN ENERGY HLDG CO     COM             98584B103      1,751      110,000 SH           Sole                  110,000

                                                             356,525